Related Party Transactions	6 Months Ended	9 Months Ended
	Jan. 31, 2025	Oct. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On August 22, 2024, the Company issued to the Sponsor 2,875,000 ordinary shares for an aggregated consideration of $25,000, or approximately $0.0087 per ordinary share.

As of January 31, 2025, there were 2,875,000 Founder Shares issued and outstanding, among which, up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full, so that the Sponsor will beneficially own 25% of the Company’s issued and outstanding shares after the Proposed Public Offering (excluding the Private Shares and the EBC founder shares and assuming they do not purchase any Public Shares in the Proposed Public Offering).

The holders of the Founder Shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of their Founder Shares for a time period ending on the date that is 180 days after the completion of the Company’s initial business combination. The holders of the Private Placement Units also agreed not to transfer any ownership interest in, except to permitted transferees, their Private Placement Units until 30 days following the completion of the business combination

Promissory Note — Related Party

On August 22, 2024, the Sponsor agreed to loan the Company up to an aggregate amount of $200,000 to be used, in part, for transaction costs incurred in connection with the Proposed Public Offering (the “Promissory Note”). As of January 31, 2025, $200,000 was outstanding under the Promissory Note. The Promissory Note is unsecured, interest-free and due the date on which the Company closes the Proposed Public Offering.

Administrative Services Agreement

The Company entered into an Administrative Services Agreement with the Sponsor on August 22, 2024, commencing on the effective date of the registration statement through the earlier of the initial business combination or the liquidation of the Company, to pay the Sponsor a total of $15,000 per month for office space and administrative and support services. On April 4, 2025, the Company and the Sponsor entered into the First Amendment to the Administrative Services Agreement, pursuant to which the monthly fee was increased to $20,000.

Other

On August 13, 2024, the Company engaged Celine & Partners PLLC (“Celine”) to represent it in connection with the Proposed Public Offering for a fee of $350,000. Celine is controlled by Mr. Hui Chen, who is the husband of Ms. Chen Chen, who controls the Sponsor. Retainer payments totaling $100,000 are payable upon meeting each milestone; the balance of $250,000 will be paid upon the closing of Proposed Public Offering. For the period from July 23, 2024 (inception) through January 31, 2025, the Company incurred $100,000 in legal fees which were included in deferred offering costs in the accompanying balance sheet.

Note 5 — Related Party Transactions

Founder Shares

On August 22, 2024, the Company issued to the Sponsor 2,875,000 ordinary shares for an aggregated consideration of $25,000, or approximately $0.0087 per ordinary share, among which, up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full, so that the Sponsor will beneficially own 25% of the Company’s issued and outstanding shares after the IPO (excluding the Private Shares and the EBC founder shares and assuming they do not purchase any Public Shares in the IPO).

As a result of the underwriter’s full exercise of its over-allotment option on May 30, 2025, no shares are subject to forfeiture. As of October 31, 2025, there were 2,875,000 Founder Shares issued and outstanding.

The holders of the Founder Shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of their Founder Shares for a time period ending on the date that is 180 days after the completion of the Company’s initial business combination. The holders of the Private Placement Units also agreed not to transfer any ownership interest in, except to permitted transferees, their Private Placement Units until 30 days following the completion of the business combination.

Promissory Note — Related Party

On August 22, 2024 and April 28, 2025, the Sponsor agreed to loan the Company up to an aggregate amount of $200,000 and $500,000, respectively, to be used, in part, for transaction costs incurred in connection with the IPO (the “Promissory Notes”). The Promissory Notes are unsecured, interest-free and due the date on which the Company closes the IPO. The outstanding loan balance was repaid upon the closing of the IPO out of the offering proceeds not held in the Trust Account on May 27, 2025. As of October 31, 2025 and January 31, 2025, the Company had $0 and $200,000 outstanding loan balance under the Promissory Note, respectively.

Due to Related Party

The Sponsor funded the Company’s transaction costs related to the business combination. As of October 31, 2025 and January 31, 2025, $10,000 and nil were outstanding, respectively; the amount is unsecured, interest-free and due on demand.

Working Capital Loans

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, the Company’s officers and directors, or their affiliates/designees may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. If the Company completes the initial Business Combination, it would repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such working capital loans (“Working Capital Loans”) may be convertible into private units, at a price of $10.00 per unit at the option of the lender, upon consummation of its initial Business Combination. The units would be identical to the Private Placement Units.

As of October 31, 2025 and January 31, 2025, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

The Company entered into an Administrative Services Agreement with the Sponsor on August 22, 2024, commencing on the effective date of the registration statement through the earlier of the initial business combination or the liquidation of the Company, to pay the Sponsor a total of $15,000 per month for office space and administrative and support services. On April 4, 2025, the Company and the Sponsor entered into the First Amendment to the Administrative Services Agreement, pursuant to which the monthly fee was increased to $20,000. The Company incurred $60,000 and $105,806 for each of the three and nine months ended October 31, 2025, respectively, of which $5,806 was unpaid and accrued in the administrative fees due to the Sponsor on the accompanying unaudited condensed balance sheet as of October 31, 2025. The Company did not incur any administrative fees during fiscal year ended January 31, 2025.

Other

On August 13, 2024, the Company engaged Celine & Partners PLLC (“Celine”) to represent it in connection with the IPO for a fee of $350,000. Celine is controlled by Mr. Hui Chen, who is the husband of Ms. Chen Chen, who controls the Sponsor. Retainer payments totaling $100,000 are payable upon meeting each milestone: (i) an initial retainer fee of $50,000 and (ii) $50,000 upon the initial filing with the SEC of the registration statement for the IPO. The balance of $250,000 will be paid upon the closing of IPO. On January 10, 2025, the Company revised its engagement agreement with Celine to include $100,000 legal fees for additional legal services. The outstanding balance of $350,000 was paid prior to the closing of the IPO.

Additionally, the Company engaged Celine to represent it for all U.S. corporate and securities compliance matters. A flat fee of $10,000 per month is charged for the ongoing public reports such as Form 10-Qs, 10-Ks, Form 8-Ks and press releases. On January 10, 2025, the Company and Celine amended the engagement letter to increase the monthly fee to $20,000.

The Company incurred $60,000 and $100,000 in legal fees for each of the three and nine months ending October 31, 2025, respectively; of which $80,000 was paid. The unpaid $20,000 was included in the accrued expenses on the accompanying unaudited condensed balance sheets as of October 31, 2025.

On May 5, 2025, the Company engaged Celine to represent it in all corporate and securities compliance matters in connection with its initial business combination and agrees to pay the following fees: (i) an initial retainer fee of $50,000; (ii) $50,000 upon execution of the Business Combination Agreement (BCA) related to the SPAC merger; (iii) $50,000 upon filing Form F-4 with the SEC; (iv) $50,000 upon receipt of SEC comments and providing corresponding responses; and (v) an closing fee of $50,000. As of October 31, 2025, the Company incurred $150,000 in legal fees, of which $100,000 was paid and $50,000 was included in the accrued expenses on the accompanying unaudited condensed balance sheets as of October 31, 2025.